NEWBUILDINGS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) containership vessel	Dec. 31, 2015 USD ($) vessel contract	Dec. 31, 2014 USD ($)	Dec. 31, 2016 tanker	Dec. 31, 2016 USD ($)	Dec. 31, 2016 contract
NEWBUILDINGS [Abstract]
Interest capitalized in the cost of newbuildings | $	$ 1,244	$ 404	$ 290
Number of newbuilding contracts | contract		4				2
Number of container vessels contracted to be acquired | contract		2
Number of oil product tankers contracted to be acquired	2	2		2
Accumulated costs of newbuildings | $		$ 40,100			$ 33,400
Number of container vessels delivered | containership	2